Ordinary Shares (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018 Vote shares	Jun. 30, 2017 Vote shares	Dec. 31, 2017 shares
Ordinary Shares
Ordinary shares, authorized	75,000,000		75,000,000
Summary of ordinary shares transactions:
Balance as at January 1	66,447,000	60,706,000	60,706,000
Share option exercises	86,000	31,000
Balance as at June 30	66,533,000	60,737,000	66,447,000
Votes per ordinary share | Vote	1	1